May 2, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549


Re:       Evergreen Select Money Market Trust (the "Trust")
               Evergreen Select Money Market Funds
                 Evergreen Select Money Market Fund
                 Evergreen Select Municipal Money Market Fund
                 Evergreen Select Treasury Money Market Fund
                 Evergreen Select U.S. Government Money Market Fund
               Post-Effective Amendment No. 15 to Registration Statement Nos. 333-37227/811-08405


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 15 to Registration Statement Nos. 333-37227/811-08405) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 27, 2001.

     If you have any questions or would like further information, please call me at (617) 210-3685.

                                           Very truly yours,

                                           /s/ Irma I. Irizarry

                                           Irma I. Irizarry